Financial risk management (Tables)	12 Months Ended
Oct. 31, 2024
Disclosure Of Financial Risk Management [Abstract]
Disclosure of detailed information about foreign exchange risk [Table Text Block]
	As at	As at
	October 31,	October 31,
	2024	2023
	CAD	CAD
Cash	$34,362	$38,444
Other receivables	$10,182	$29,080
Trade payables and other liabilities	$439,667	$290,311
Convertible debentures	$2,738,716	$2,544,289
Debenture payable	$52,031	$52,031
Derivative liabilities	$2,010,760	$1,087,044
Warrant liabilities	$1,514,051	$-
Long-term loan	$62,351	$60,000

Disclosure of detailed information about maturity of trade payables [Table Text Block]
	As at	As at
	October 31,	October 31,
	2024	2023
Over 30 days past billing date	$336,575	$209,285
	$336,575	$209,285

Disclosure of detailed information about maturity of convertible debentures and derivative liabilities [Table Text Block]
	As at October 31,		As at October 31,
	2024		2023
	Convertible debentures	Debenture payable	Convertible debentures	Debenture payable
Less than three months	$2,492,556	$37,389	$2,451,614	$37,509
Three to six months	1,376,673		1,038,355	-
Six to twelve months	171,250		433,815	-
	$4,040,479	$37,389	$3,923,784	$37,509

Disclosure of detailed information about maturity of warrant liabilities [Table Text Block]
	As at	As at
	October 31,	October 31,
	2024	2023
Less than one year	$-	$-
Between one to five years	1,087,997	-
Greater than five years	-	-
	$1,087,997	$-

Disclosure of detailed information about maturity of long term debt liabilities [Table Text Block]
	As at	As at
	October 31,	October 31,
	2024	2023
Less than one year	$-	$-
Between one to five years	49,477	43,254
Greater than five years	-	-
	$49,477	$43,254